[SBG LOGO]
--------------------------------------------------------------------------------
Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (913) 295-3000
Security Management Company, LLC



                          A LETTER FROM THE PRESIDENT


Security Benefit is one company dedicated to the successful mastery of our mission: MAINTAINING A STRONG FINANCIAL POSITION AND CONSISTENT GROWTH FOR THE PROTECTION AND SECURITY OF ALL OF OUR POLICYHOLDERS AND CUSTOMERS. All of us at Security Benefit renew our commitment to this mission every day. We want to be the best and do our best for you. As a member of the Security Benefit team, I am especially proud that mastering successful growth is an achievement we have come to expect as a team.

It is my pleasure to report that 1996 was again a record year of outstanding achievements for Security Benefit.

*  Sales surpassed 1995 results by 48%

*  Profits are up 18% over last year

*  Revenues and deposit funds exceeded 1995 results by 28%

*  Company assets rose 17% over 1995 figures

These accomplishments would just be facts on paper without the efforts of the people who work at Security Benefit. They are the heart of our company, and I am proud to be part of their team.

My wish for 1997 is to have another record year for our company. Last year's accomplishments will be difficult to top but all of us at Security Benefit have our sights and goals set high. We are well positioned with new, creative products designed in response to our customers' changing investment goals and lifestyle requirements. We know true mastery does not come easily. With perseverance and attention to constantly improving what we do best, I know we can do it.

HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
President and Chief Executive Officer
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

HOWARD R. FRICKE
CHAIRMAN OF THE BOARD, PRESIDENT & CEO
Security Benefit Life Insurance Company
Topeka, Kansas

THOMAS R. CLEVENGER
Wichita, Kansas

SISTER LORETTO MARIE COLWELL
PRESIDENT
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
CHAIRMAN OF THE BOARD
Capitol Federal Savings & Loan Association
Topeka, Kansas

MELANIE S. FANNIN
PRESIDENT
Kansas - Southwestern Bell Telephone
Topeka, Kansas

WILLIAM W. HANNA
PRESIDENT & CHIEF OPERATING OFFICER
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
CHAIRMAN OF THE BOARD, PRESIDENT & CEO
Western Resources, Inc.
Topeka, Kansas

LAIRD G. NOLLER
PRESIDENT
Noller Enterprises
Topeka, Kansas

FRANK SABATINI
CHAIRMAN OF THE BOARD AND PRESIDENT
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
PRESIDENT
Hill's Pet Nutrition, Inc.
Topeka, Kansas


NOTICE OF POLICYOWNERS' MEETING

We encourage you to attend the annual meeting of policyowners to be held on Tuesday, June 3, 1997 at Security Benefit Life, 700 SW Harrison St., Topeka, Kansas, at 2:00 p.m. Each policyowner is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned at least 30 days prior to the annual meeting.

For More Information Call
1-800-888-2461

This report is submitted only for the general information of Varilife Insurance policyowners and is not authorized for distribution to the public.

Enclosed are December 1996 financial reports for the variable life insurance separate account.

www.securitybenefit.com

                              FINANCIAL STATEMENTS

                                    VARILIFE

                     YEARS ENDED DECEMBER 31, 1996 AND 1995
                       WITH REPORT OF INDEPENDENT AUDITORS

                                    VARILIFE

                              FINANCIAL STATEMENTS

                     Years ended December 31, 1996 and 1995


                                    CONTENTS

Report of Independent Auditors...........................................      1

Audited Financial Statements

     Balance Sheet.......................................................      2
     Statements of Operations and Changes in Net Assets..................      3
     Notes to Financial Statements.......................................      4

[E&Y LOGO]
ERNST & YOUNG LLP             One Kansas City Place         Phone: 816 474 5200
                              1200 Main Street
                              Kansas City
                              Missouri 64105-2143


                         REPORT OF INDEPENDENT AUDITORS

The Contract Owners of Varilife and
 The Board of Directors of Security
 Benefit Life Insurance Company

We have audited the accompanying balance sheet of Varilife (the Company) as of December 31, 1996, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Varilife at December 31, 1996, and the results of its operations and changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

February 7, 1997


       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

                                    VARILIFE

                                  BALANCE SHEET

                                DECEMBER 31, 1996

ASSETS
Investments:

   SBL Fund:

     Series A (Growth  Series) - 3,722  shares at net asset
       value of $24.31 per share (cost, $79,410)..............         $  90,484
     Series B (Growth-Income Series) - 3,239 shares at net
       asset value of $35.40 per share (cost, $84,430)........           114,652
     Series C (Money Market Series) - 2,655 shares at net asset
       value of $12.56 per share (cost, $32,980)...............           33,352
     Series D (Worldwide Equity Series) - 315 shares at net asset
       value of $6.14 per share (cost, $1,820).................            1,932
     Series E (High Grade Income Series) - 248 shares at net asset
       value of $12.00 per share (cost, $2,925)................            2,979
                                                                      ----------
Total assets...................................................         $243,399
                                                                      ==========

NET ASSETS

Net assets are represented by (NOTE 3):
   Growth Series:
     Accumulation units - 3,254 units at $27.80 per unit.......        $  90,484
   Growth-Income Series:
     Accumulation units - 4,097 units at $27.98 per unit.......          114,652
   Money Market Series:
     Accumulation units - 2,172 units at $15.35 per unit.......           33,352
   Worldwide Equity Series:
     Accumulation units - 157 units at $12.28 per unit.........            1,932
   High Grade Income Series:
     Accumulation units - 160 units at $18.56 per unit.........            2,979
                                                                      ----------
Total net assets...............................................         $243,399
                                                                      ==========

SEE ACCOMPANYING NOTES.

                                    Varilife

               Statements of Operations and Changes in Net Assets

                     Years ended December 31, 1996 and 1995


                                                  1996                                                   1995
                              ------------------------------------------------------------------------------------------------------
                                                                      High                                                   High
                                        Growth-   Money     Worldwide Grade                    Growth-   Money     Worldwide Grade
                              Growth    Income    Market    Equity    Income         Growth    Income    Market    Equity    Income
                              Series    Series    Series    Series    Series         Series    Series    Series    Series    Series
                              ------------------------------------------------------------------------------------------------------

Dividend distributions        $  694    $ 3,618   $ 1,091    $  973   $  178         $512      $ 2,825   $ 2,275   $   6     $1,082
Expenses (NOTE 2):
 Mortality and expense
     risk fee                   (722)    (1,579)     (386)     (281)     (62)        (703)      (1,455)     (480)    (317)     (163)
 Administrative fee
     and insurance costs        (687)    (1,694)     (646)     (455)    (117)        (873)      (2,290)     (838)    (610)     (303)
                              ------------------------------------------------------------------------------------------------------
Net investment income
     (loss)                     (715)       345        59       237       (1)      (1,064)        (920)      957     (921)      616

Capital gains distributions    4,292     17,492        -        919        -        2,162           -         -       388         -
Realized gain (loss) on
     investments              12,989     44,419     1,523    11,755      897        4,335        3,246    (1,676)    (315)       17
Unrealized appreciation
     (depreciation) on
     investments              (2,350)   (34,547)     (504)   (8,563)  (1.159)      17,597       36,030     2,190    3,605     1.969
                             -------------------------------------------------------------------------------------------------------
Net realized and unrealized
     gain (loss) on
     investments              14,931     27,364     1,019     4,111     (692)      24,094       39,276       514    3,678     1,986
                             -------------------------------------------------------------------------------------------------------

Net increase (decrease) in
     net assets resulting
     from operations          14,216     27,709     1,078     4,348     (693)      23,030       38,356     1,471    2,757     2,602

Net assets at beginning of
     year                     76,105    179,374    46,875    37,296   19,303       49,866      144,825    80,567   34,539    16,701
Varilife deposits (NOTES
     2 AND 3)                 47,979         -     47,817        -         -       34,983           -         -        -          -
Terminations and withdrawals
     (NOTES 2 AND 3)         (47,816)   (92,431)  (62,418)  (39,712) (15,631)     (31,774)      (3,807)  (35,163)      -          -
                            --------------------------------------------------------------------------------------------------------
Net assets at end of year    $90,484   $114,652   $33,352   $ 1,932  $ 2,979      $76,105     $179,374   $46,875  $37,296   $19,303
                            ========================================================================================================

SEE ACCOMPANYING NOTES

                                    VARILIFE

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1996 AND 1995


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Varilife (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited are invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series - emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stock and equivalents) and Series E (High Grade Income Series - emphasis on current income with security of principal).

Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC (SMC), which is 50% owned by SBL and 50% owned by Security Benefit Group, Inc., a wholly-owned subsidiary of SBL. SMC has engaged Lexington Management Corporation to provide sub-advisory services for the Worldwide Equity Series.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold were as follows:

                                  1996                         1995
                          ------------------------------------------------------
                          COST OF     PROCEEDS FROM     COST OF    PROCEEDS FROM
                          PURCHASES   SALES             PURCHASES  SALES
                          ------------------------------------------------------
Growth Series..........    $52,965    $49,225           $37,657    $33,350
Growth-Income
     Series............     21,110     95,704             2,825      7,552
Money Market
     Series............     48,907     63,449             2,275     36,481
Worldwide Equity
     Series............      1,892     40,448               394        927
High Grade
     Income Series.....        178     15,810             1,082        466

                                    VARILIFE

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective Series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

Under current law, no federal income taxes are payable with respect to the Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARILIFE SEPARATE ACCOUNT CONTRACT CHARGES

SBL deducts an administrative fee of $20 per month for the first 12 months and $5 per month thereafter. A deduction for insurance costs also is made monthly and is based on the insured's attained age, sex, rating class and policy value. A surrender charge is assessed against full surrenders of a policy during the first eight years of the policy, declining from 8% in the first year to 1% in the eighth year. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.9% of the asset value of each contract.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law from each premium.

                                    VARILIFE

3.  SUMMARY OF UNIT TRANSACTIONS

                                                                UNITS
                                                       -------------------------
                                                        1996              1995
                                                       -------------------------
Growth Series:
   Varilife deposits...............................     1,731            1,941
   Terminations, withdrawals
     and expense charges...........................     1,804            1,569
Growth-Income Series:
   Terminations, withdrawals and
     expense charges...............................     3,416              306
Money Market Series:
   Varilife deposits...............................     3,144                -
   Terminations, withdrawals and
     expense charges...............................     4,151            2,527
Worldwide Equity Series:
   Terminations, withdrawals and
     expense charges...............................     3,380               62
High Grade Income Series:
   Terminations, withdrawals and
     expense charges...............................       861               18